Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2016	2017
	$	$
Furniture, fixtures and equipment	14,129,811	12,886,210
Leasehold improvements	5,969,254	6,459,239
Buildings	593,146	7,517,133
Motor vehicles	1,717,806	1,668,530

Total	22,410,017	28,531,112
Accumulated depreciation	(14,486,990)	(14,290,992)

Property and equipment, net	7,923,027	14,240,120

Depreciation expenses were $2,626,264, $2,579,726 and $3,078,955 for the years ended December 31, 2015, 2016 and 2017, respectively.